COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross rent expenses	¥ 181,352	¥ 136,076	¥ 108,992
Sublease rental income	632	¥ 460	¥ 382
Future minimum lease payments:
2018	166,291
2019	163,956
2020	114,695
2021	71,122
2022	46,378
2023 and thereafter	48,108
Total	¥ 610,550